WARRANTY RESERVES (Tables)	12 Months Ended
Jun. 30, 2023
WARRANTY RESERVES
Schedule of changes to warranty reserves

Changes to warranty reserves were as follows for the fiscal years ended June 30, 2023, 2022, and 2021 (in thousands):

	For the Fiscal Years Ended June 30,
	2023	2022	2021
Warranty reserves, beginning of period	¥54,302	¥24,009	¥27,500
Warranty provision	6,489	47,899	201
Warranty expenditures	(14,675)	(17,606)	(3,692)
Warranty reserves, end of period	¥46,116	¥54,302	¥24,009